STOCKHOLDERS' EQUITY (DEFICIT), Warrants (Q3) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
WARRANTS [Abstract]
Period warrants to become excisable after business combination	30 days	30 days
Period to exercise warrants after public offerings	12 months	12 months
Warrants expiration period	5 years	5 years
Number of days to file registration statement	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Limitation period to transfer, assign or sell warrants	30 days	30 days
Public Warrants [Member]
WARRANTS [Abstract]
Warrants outstanding (in shares)		13,800,000	13,800,000	13,800,000
Private Placement Warrant [Member]
WARRANTS [Abstract]
Warrants outstanding (in shares)		15,226,000	15,226,000	15,226,000
Redemption of Warrants for Cash When Price Equals or Exceeds $18.00 [Member] | Class A Ordinary Shares [Member]
WARRANTS [Abstract]
Share price (in dollars per share)	$ 18	$ 18
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Threshold trading days	20 days	20 days
Threshold consecutive trading days	30 days	30 days
Redemption of Warrants for Cash When Price Equals or Exceeds $18.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
WARRANTS [Abstract]
Notice period to redeem warrants	30 days	30 days
Redemption of Warrants for Cash When Price Equals or Exceeds $10.00 [Member] | Class A Ordinary Shares [Member]
WARRANTS [Abstract]
Share price (in dollars per share)	$ 10	$ 10
Warrant redemption price (in dollars per share)	$ 0.1	$ 0.1
Redemption of Warrants for Cash When Price Equals or Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
WARRANTS [Abstract]
Notice period to redeem warrants	30 days	30 days